CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) shares in Thousands, $ in Thousands	1 Months Ended	3 Months Ended				11 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 02, 2021	Dec. 31, 2022	Dec. 31, 2021
Statement of Cash Flows [Abstract]
Financial Designation, Predecessor and Successor [Fixed List]	Successor					Predecessor	Successor
NET LOSS	$ (57,938)	$ (52,448)			$ (60,790)	$ (146,400)	$ (1,561,557)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,149	21,540			21,752	1,575	87,289
Equity-based compensation	4,635	977			11,711	3,701	19,404
Goodwill impairment	0		$ 463,500	$ 851,500			1,314,952
Amortization of original issue discount and debt issuance costs		279				1,798
Accretion of contingent consideration		113			91		400
Gains on changes in fair value of warrants	(2,272)	(649)			5,861	7,665	(9,865)
Premium deficiency reserve	26,277	5,140			(1,325)	11,559	(11,461)
Changes in operating assets and liabilities:
Health plan receivable		(21,273)			(44,337)
Health plan receivable	3,236					(2,770)	(21,841)
Clinic fees, insurance, and other receivables	1,467	2,542			805	(1,485)	(5,338)
Prepaid expenses	(4,704)	(454)			216	4,254	4,266
Other long-term assets		(1,364)					100
Accounts payable, accrued expenses, and other current liabilities	7,732	8,316			4,018	34,224	6,082
Accrued payroll	3,159					(1,134)	1,920
Health plan settlements payable	(2,592)					11,265	(8,941)
Claims payable	(971)					19,097	49,249
Accrued interest	(498)	2,275			1,241	5,216	5,290
Operating lease liability	(22)	(359)			58	306	4,032
Net cash used in operating activities	(15,342)	(23,722)			(27,776)	(51,129)	(126,019)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(120)	(464)			(877)	(3,290)	(2,233)
Acquisitions, net of cash acquired	(47,879)					(4,989)	(5,500)
Notes receivable	143				(272)	70
Net cash used in investing activities	(47,856)	(464)			(1,149)	(8,209)	(7,733)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PIPE, net of issuance costs	195,308
Proceeds from long-term debt, net of original issue discount		14,102				25,000	15,000
Proceeds from short-term debt	3,377					351
Payment of long-term debt	(8)				(1,207)	(186)	(46)
Payment of debt issuance costs						(375)
Payment of short-term debt							(3,579)
Net cash provided by (used in) financing activities	198,677	14,102			(1,207)	24,790	11,375
Net Change in Cash and Restricted Cash	135,479	(10,084)			(30,132)	(34,548)	(122,377)
Cash and restricted cash, beginning of period	5,355	18,457		$ 110,702	140,834	39,903	140,834	$ 39,903
Cash and restricted cash, end of period	140,834	8,373	18,457		110,702	5,355	18,457	140,834
Supplemental disclosure of cash flow information:
Cash paid for interest	1,346					2,796	5,714
Supplemental disclosures of non-cash investing and financing information:
Operating lease liabilities arising from obtaining new right-of-use assets	314					4,073	6,839
Warrants issued in connection with new debt							$ 643
Increase in accrued expenses related to debt issuance costs and original issue discount							525
Reconciliation of cash and restricted cash:
Cash	140,478	7,183	17,537			5,301	$ 17,537	140,478
Restricted cash	356	1,190	920			54	920	356
Total Cash Balances	$ 140,834	$ 8,373	$ 18,457		$ 110,702	$ 5,355	$ 18,457	$ 140,834